Inventories (Tables)	12 Months Ended
Sep. 30, 2017
Inventories
Components of inventories

Significant components of inventories are as follows (in thousands):

	September 30,	September 30,
	2017	2016

Finished products	$4,369	$10,018
Work in process and inventoried costs under long-term contracts	84,131	62,570
Materials and purchased parts	10,163	12,102
Customer advances	(10,948)	(18,328)
Net inventories	$87,715	$66,362